Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000151917 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000151917 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151917 | Other
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000277167 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000277167 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000277167 | Other
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	368.70%
Percent of Total Long Exposure	156.60%
Percent of Total Short Exposure	212.20%
Percent of Net Long Exposure	(55.60%)
C000201707 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	3.30%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.50%
Percent of Net Long Exposure	(1.70%)
C000201707 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.30%
Percent of Net Long Exposure	(16.30%)
C000201707 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.60%
Percent of Net Long Exposure	(16.60%)
C000201707 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	8.30%
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.30%
C000201707 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	50.40%
Percent of Total Long Exposure	50.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	50.40%
C000201707 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	8.30%
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.30%
C000201707 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	101.70%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	49.40%
Percent of Net Long Exposure	3.00%
C000201707 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	48.10%
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	1.70%
Percent of Net Long Exposure	44.80%
C000201707 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	55.00%
Percent of Total Long Exposure	55.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	55.00%
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	24.40%
Percent of Total Long Exposure	24.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.40%
C000201707 | Asset Report 4 ColumnDeveloped Markets Ex US Equity
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	368.70%
Percent of Total Long Exposure	156.60%
Percent of Total Short Exposure	212.20%
Percent of Net Long Exposure	(55.60%)
C000169918 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	3.30%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.50%
Percent of Net Long Exposure	(1.70%)
C000169918 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.30%
Percent of Net Long Exposure	(16.30%)
C000169918 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.60%
Percent of Net Long Exposure	(16.60%)
C000169918 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	8.30%
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.30%
C000169918 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	50.40%
Percent of Total Long Exposure	50.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	50.40%
C000169918 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	8.30%
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.30%
C000169918 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	101.70%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	49.40%
Percent of Net Long Exposure	3.00%
C000169918 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	48.10%
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	1.70%
Percent of Net Long Exposure	44.80%
C000169918 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	55.00%
Percent of Total Long Exposure	55.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	55.00%
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	24.40%
Percent of Total Long Exposure	24.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.40%
C000169918 | Asset Report 4 ColumnDeveloped Markets Ex US Equity
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000226253 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	518.90%
Percent of Total Long Exposure	232.60%
Percent of Total Short Exposure	286.30%
Percent of Net Long Exposure	(53.70%)
C000226253 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	82.20%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	82.20%
Percent of Net Long Exposure	(82.20%)
C000226253 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	83.70%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	83.70%
Percent of Net Long Exposure	(83.70%)
C000226253 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226253 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000226253 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226253 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	40.40%
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	17.30%
Percent of Net Long Exposure	5.70%
C000226253 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	67.60%
Percent of Total Long Exposure	44.30%
Percent of Total Short Exposure	23.30%
Percent of Net Long Exposure	21.00%
C000226253 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	94.20%
Percent of Total Long Exposure	94.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.20%
C000226252 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	518.90%
Percent of Total Long Exposure	232.60%
Percent of Total Short Exposure	286.30%
Percent of Net Long Exposure	(53.70%)
C000226252 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	82.20%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	82.20%
Percent of Net Long Exposure	(82.20%)
C000226252 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	83.70%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	83.70%
Percent of Net Long Exposure	(83.70%)
C000226252 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226252 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000226252 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226252 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	40.40%
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	17.30%
Percent of Net Long Exposure	5.70%
C000226252 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	67.60%
Percent of Total Long Exposure	44.30%
Percent of Total Short Exposure	23.30%
Percent of Net Long Exposure	21.00%
C000226252 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	94.20%
Percent of Total Long Exposure	94.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.20%
C000201713 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000201713 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000201713 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000201713 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	2.60%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000201713 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000201713 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000201713 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000201713 | Asset Report 4 ColumnN.A. Tech Software Equity Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.00%
C000201713 | Asset Report 4 ColumnEURO Stoxx Banks Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.00%
C000201713 | Asset Report 4 ColumnKorean Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000201713 | Asset Report 4 ColumnLong US 5y TIPS
Holdings [Line Items]
Percent of Total Investments	8.70%
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000201713 | Asset Report 4 ColumnLong UK 5y Gilt
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.50%
C000201713 | Asset Report 4 ColumnUS Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000201713 | Asset Report 4 ColumnLong INR vs Short EUR
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.30%
Percent of Net Long Exposure	(1.30%)
C000201713 | Asset Report 4 ColumnLong INR vs Short SGD
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.30%
Percent of Net Long Exposure	(1.30%)
C000201713 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	78.00%
Percent of Total Long Exposure	78.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	78.00%
C000196984 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000196984 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000196984 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000196984 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	2.60%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000196984 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000196984 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000196984 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000196984 | Asset Report 4 ColumnN.A. Tech Software Equity Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.00%
C000196984 | Asset Report 4 ColumnEURO Stoxx Banks Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.00%
C000196984 | Asset Report 4 ColumnKorean Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000196984 | Asset Report 4 ColumnLong US 5y TIPS
Holdings [Line Items]
Percent of Total Investments	8.70%
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000196984 | Asset Report 4 ColumnLong UK 5y Gilt
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.50%
C000196984 | Asset Report 4 ColumnUS Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000196984 | Asset Report 4 ColumnLong INR vs Short EUR
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.30%
Percent of Net Long Exposure	(1.30%)
C000196984 | Asset Report 4 ColumnLong INR vs Short SGD
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.30%
Percent of Net Long Exposure	(1.30%)
C000196984 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	78.00%
Percent of Total Long Exposure	78.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	78.00%
C000144475 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000144475 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000144475 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000144475 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	2.60%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000144475 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000144475 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000144475 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000144475 | Asset Report 4 ColumnN.A. Tech Software Equity Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.00%
C000144475 | Asset Report 4 ColumnEURO Stoxx Banks Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.00%
C000144475 | Asset Report 4 ColumnKorean Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000144475 | Asset Report 4 ColumnLong US 5y TIPS
Holdings [Line Items]
Percent of Total Investments	8.70%
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000144475 | Asset Report 4 ColumnLong UK 5y Gilt
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Long Exposure	2.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.50%
C000144475 | Asset Report 4 ColumnUS Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000144475 | Asset Report 4 ColumnLong INR vs Short EUR
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.30%
Percent of Net Long Exposure	(1.30%)
C000144475 | Asset Report 4 ColumnLong INR vs Short SGD
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.30%
Percent of Net Long Exposure	(1.30%)
C000144475 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	78.00%
Percent of Total Long Exposure	78.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	78.00%